Future Amortization Expense for Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 12,036
2014	10,727
2015	8,192
2016	5,624
2017	2,492
Thereafter	1,833
Net Carrying Amount	$ 40,904